Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurements
Schedule of fair value of assets and liabilities by valuation technique on a recurring basis

	Significant Other
	Observable Inputs
	(Level 2)
Recurring measurements:	December 31, 2023	December 31, 2022
Interest rate swaps	$15,631	$34,877